INCOME TAXES (Tables)	3 Months Ended
Dec. 31, 2020
INCOME TAX
Income tax provision

December 31,
2020
Deferred tax assets
Net operating loss carryforward	$34,990
Unrealized loss on marketable securities	6,924
Total deferred tax assets	41,914
Valuation Allowance	(41,914)
Deferred tax assets, net allowance	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

December 31,
2020
Federal
Current	$—
Deferred	(41,914)
State and Local
Current	—
Deferred	—
Change in valuation allowance	41,914
Income tax provision	$—

Summary of significant components of the Company's deferred tax assets

December 31, 2020
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of Warrants (see Note 2)	(13.4)%
Transaction costs attributable to Warrants	(5.9)%
Meals and entertainment	(0.3)%
Valuation allowance	(1.7)%
Income tax provision	0.0%